Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014 Customer	Mar. 31, 2013 Customer	Dec. 31, 2013 Customer Segment	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Number of customers exceeded 10% of total revenue	0	0	0
Allowance for doubtful accounts	$ 10		$ 10	$ 130
Number of operating segments			2
Advertising costs			265	257	138
Capitalized software cost gross	435	688	2,751	3,089
Amortization of capitalized software cost	696	603	2,618	3,145	2,009
Capitalized software cost net	3,909		4,170	3,969
Allowance for Returns
Summary of Significant Accounting Policies [Line Items]
Allowance for returns	$ 1,467		$ 800	$ 770
Maximum
Summary of Significant Accounting Policies [Line Items]
Cash equivalents maturity period			3 months
Finite lived intangibles, useful life			5 years
Minimum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangibles, useful life			2 years
Accounts Receivable | Aetna
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.60%		11.30%	18.20%
Sales Revenue, Net | Aetna
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.50%	11.70%
Sales Revenue, Net | BlueCross BlueShield of South Carolina and BlueChoice HealthPlan
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					11.10%